Securitizations and Variable Interest Entities, Significant Continuing Involvement - Unconsolidated VIEs (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,588,170	$ 1,553,824
Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,314,285	1,268,494
Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	38,330	49,794
Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	170,088	168,126
Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	6,730	6,940
Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	6,021	8,155
Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	11,415	10,404
Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	23,112	20,098
Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	4,382	6,641
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	3,464	4,771
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	10,343	10,401
Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	33,299	35,664
Maximum exposure to loss	33,299	35,664
Debt and equity interests [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,721	3,620
Maximum exposure to loss	2,721	3,620
Debt and equity interests [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,739	2,188
Maximum exposure to loss	1,739	2,188
Debt and equity interests [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	7,627	7,081
Maximum exposure to loss	7,627	7,081
Debt and equity interests [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	37	13
Maximum exposure to loss	37	13
Debt and equity interests [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	5,888	7,962
Maximum exposure to loss	5,888	7,962
Debt and equity interests [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6,857	7,155
Maximum exposure to loss	6,857	7,155
Debt and equity interests [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6,455	5,180
Maximum exposure to loss	6,455	5,180
Debt and equity interests [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,061	1,439
Maximum exposure to loss	1,061	1,439
Debt and equity interests [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	54	49
Maximum exposure to loss	54	49
Debt and equity interests [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	860	977
Maximum exposure to loss	860	977
Servicing assets [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	14,859	11,114
Maximum exposure to loss	14,859	11,114
Servicing assets [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	14,253	10,336
Maximum exposure to loss	14,253	10,336
Servicing assets [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	258	284
Maximum exposure to loss	258	284
Servicing assets [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	325	466
Maximum exposure to loss	325	466
Servicing assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	23	28
Maximum exposure to loss	23	28
Variable Interest Entity Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	344	786
Maximum exposure to loss	798	1,340
Variable Interest Entity Derivatives [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	209	404
Maximum exposure to loss	322	446
Variable Interest Entity Derivatives [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	214	471
Maximum exposure to loss	214	471
Variable Interest Entity Derivatives [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(84)	(104)
Maximum exposure to loss	84	104
Variable Interest Entity Derivatives [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	1
Maximum exposure to loss	0	1
Variable Interest Entity Derivatives [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	5	14
Maximum exposure to loss	178	318
Other commitments and guarantees [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(3,303)	(3,255)
Maximum exposure to loss	5,432	8,179
Other commitments and guarantees [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(745)	(1,690)
Maximum exposure to loss	2,287	5,061
Other commitments and guarantees [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(26)	(53)
Maximum exposure to loss	346	353
Other commitments and guarantees [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(130)	144
Maximum exposure to loss	130	144
Other commitments and guarantees [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	1,665	1,967
Other commitments and guarantees [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(2,213)	(1,657)
Maximum exposure to loss	626	247
Other commitments and guarantees [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	159	261
Other commitments and guarantees [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	31	27
Other commitments and guarantees [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(189)	1
Maximum exposure to loss	188	119
Net assets [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	45,199	44,309
Net assets [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	16,229	12,266
Net assets [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,971	2,419
Net assets [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	8,161	7,951
Net assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	121	628
Net assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	5,888	7,962
Net assets [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6,773	7,051
Net assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	4,242	3,523
Net assets [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,061	1,440
Net assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	54	49
Net assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	699	1,020
Total exposure [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	54,388	56,297
Total exposure [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	19,261	19,017
Total exposure [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	2,343	2,825
Total exposure [Member] | Commercial mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	8,274	7,993
Total exposure [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	381	628
Total exposure [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	5,888	7,962
Total exposure [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	8,606	9,226
Total exposure [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	7,081	5,427
Total exposure [Member] | Collateralized Loan Obligations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	1,220	1,701
Total exposure [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	85	76
Total exposure [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	$ 1,249	$ 1,442